NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2022
NET OPERATING REVENUE
NET OPERATING REVENUE

NOTE 39 - NET OPERATING REVENUE

	12/31/2022	12/31/2021	12/31/2020

Generation
Power supply for distribution companies (a)	14,104,623	11,836,975	10,762,106
Power supply for end consumers	3,925,510	3,334,527	2,661,499
CCEE (b)	1,159,158	3,090,100	1,380,535
Revenue from operation and maintenance	4,676,630	4,220,474	3,982,409
Construction revenue	7,324	82,205	37,800
Financial effects of Itaipu	287,610	65,831	(13,565)
	24,160,855	22,630,112	18,810,784
Transmission
Revenue from operation and maintenance	6,379,321	5,967,866	4,785,999
Construction revenue	1,494,307	1,535,840	778,202
Contractual financial income (c)	7,901,256	9,946,627	6,026,214
	15,774,884	17,450,333	11,590,415

Other revenues	1,101,817	925,455	710,311
	41,037,556	41,005,900	31,111,510

(-) Deductions from Operating Revenue
(-) ICMS	(1,103,091)	(1,124,432)	(995,304)
(-) Pis and Cofins	(3,527,175)	(3,325,144)	(2,977,095)
(-) Sector charges	(2,322,369)	(1,919,554)	(1,728,968)
(-) Other Deductions (including ISS)	(10,688)	(9,936)	(9,207)
	(6,963,323)	(6,379,066)	(5,710,574)

Net operating revenue	34,074,233	34,626,834	25,400,936

(a)	The Increase in Supply revenue in the year ended December 31, 2022, compared to the year ended December 31, 2021, is mainly due to the consolidation of MESA by subsidiary Furnas, which added the amount of R$2,442,856 to the Supply account;
(b)	The reduction in CCEE revenue in the year ended December 31, 2022, compared to the year ended December 31, 2021, is due to the best hydrological conditions in the country, which significantly reduced the need to import electricity from Uruguay; and
(c)	The reduction of contractual financial revenue in the year ended December 31, 2022, compared to the year ended December 31, 2021, is mainly due to the reduction of the Broad National Consumer Price Index - IPCA index in the year.

Accounting Policy

Revenues are recognized as the Company satisfies its obligations established in contracts with customers, being measured based on the values of the consideration it expects to receive in exchange for the performance of generation, transmission and other services activities.

Generation

Revenues from electricity supply are recognized at the time the Company delivers electricity to the buyer at the prices established in the contracts.

The revenues from short-term market transactions, presented in the CCEE line, are valued at the Settlement Price of Differences – PLD.

Revenues from generation concessions extended in light of Law No. 12,783/2013 (Quota Plants) are presented in the line Operation and maintenance revenue, being recognized by the price of the tariff calculated by ANEEL. The tariff is calculated based on the operation and maintenance costs of the plants, plus the additional revenue rate of 10%. From 2023, due to the provisions of Law No. 14,182/2021 (privatization of Eletrobras), the operating regime of these plants will be changed from physical guaranteed quotas to independent energy production ("PIE"), in 20% of the year, reaching the complete change in 05 years. Further details in notes 1.2.1 and 22.

Transmission

The consideration set forth in the electricity transmission concession agreements remunerates the transmission company for two performance obligations: (i) to build; and (ii) to maintain and operate the infrastructure. As they are fulfilled, the Company records revenues according to the nature of the completed obligation.

The obligation to build the transmission project is satisfied throughout the construction phase, and construction revenues are recorded according to the evolution of the projects.

In addition to construction and operation and maintenance revenues, the Company recognizes contractual financial revenue, which refers to the financial update of the rights originated by the construction of the project, which will be received between the end of construction and the end of the concession.

The Company includes the contractual financial revenue in the Net Operating Revenue, as it understands that in the electricity transmission concession contracts the financing (act of spending to build and receive in installments during the concession) carried out to the granting authority for the construction of the projects is part of its business.

Further details in the accounting practices of note 16.